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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

      For the monthly distribution period from May 1, 2007 to May 31, 2007

                    Commission File Number of issuing entity:
                                  333-140609-01

                              RAMP SERIES 2007-RS2
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-140609

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
               (Exact name of sponsor as specified in its charter)

                     New York                                       None
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
       organization of the issuing entity)                   Identification No.)

c/o Residential Funding Company, LLC, as Master Servicer
         8400 Normandale Lake Boulevard
          Minneapolis, Minnesota 55437                              55437
    (Address of principal executive offices of                      (Zip Code)
                 issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)


           Title of Class            Registered/reported pursuant to (check one)                   Name of exchange
                                                                                                  (If Section 12(b))
                                        Section 12(b)      Section 12(g)    Section 15(d)

Mortgage Asset-Backed Pass-Through
Certificates, Series 2007-RS2, in
the classes specified herein               [___]              [___]             [ X ]               _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No __


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                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RAMP Mortgage Asset-Backed Pass-Through Certificates, Series 2007-RS2 (the "Certificates"), dated May 8, 2007, and related Prospectus dated April 17, 2007 (collectively, the "Prospectus"), of the RAMP Series 2007-RS2 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class M-1, Class M-2, Class M-3, Class M-4, Class M-5, Class M-6 and Class M-7.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.


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ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   June 2007 Monthly Statement to Certificateholders

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Pooling and Servicing Agreement, dated as of April 1, 2007, among Residential Asset Mortgage Products, Inc., as depositor, Residential Funding Company, LLC, as master servicer, and LaSalle Bank National Association, as trustee and supplemental interest trust trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on May 24, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of May 10, 2007, between Residential Funding Company, LLC and Residential Asset Mortgage Products, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on May 24, 2007).

Exhibit 10.3 Swap Confirmation, including the Credit Support Annex, dated as of May 10, 2007 between Barclays Bank PLC, as Swap Counterparty, and LaSalle Bank National Association, as supplemental interest trust trustee on behalf of the RAMP Series 2007-RS2 Supplemental Interest Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on May 24, 2007).

Exhibit 99.1   June 2007 Monthly Statement to Certificateholders


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                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:   June 25, 2007



                                    RAMP Series 2007-RS2 Trust
                                    (Issuing entity)

                                    By: Residential Funding Company, LLC,
                                        as Master Servicer


                                              By: /s/ Darsi Meyer
                                                  Name:   Darsi Meyer
                                                  Title:  Director


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



              EXHIBIT 99.1--MONTHLY STATEMENT TO CERTIFICATEHOLDERS


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